Provisions - Schedule of actorial assumptions for post-employment benefit (Detail)	Dec. 31, 2021	Dec. 31, 2020
Nominal discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	10.57%	7.43%
Actual discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	5.30%	3.80%
Estimated inflation rate in the long term p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	5.00%	3.50%
HCCTR - Average nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	8.15%	6.60%
HCCTR - Actual nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	3.00%	3.00%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	10.00%	10.00%